Notes Payable (Details) - Schedule of Financing Arrangements for a Portion of Its Insurance Premiums - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financing Arrangements for a Portion of Its Insurance Premiums [Line Items]
Principal Repayments, Insurance Note	$ 483	$ 361
Outstanding Balance, Insurance Note	436	175
New 2023 Insurance Note [Member]
Schedule of Financing Arrangements for a Portion of Its Insurance Premiums [Line Items]
Amount Financed, Insurance Note	$ 632
Interest Rate, Insurance Note	8.60%
Principal Repayments, Insurance Note	$ 195
Outstanding Balance, Insurance Note	436
2023 Insurance Note [Member]
Schedule of Financing Arrangements for a Portion of Its Insurance Premiums [Line Items]
Amount Financed, Insurance Note	$ 151
Interest Rate, Insurance Note	9.70%
Principal Repayments, Insurance Note	$ 113
Outstanding Balance, Insurance Note
2022 Insurance Note [Member]
Schedule of Financing Arrangements for a Portion of Its Insurance Premiums [Line Items]
Amount Financed, Insurance Note	$ 376
Interest Rate, Insurance Note	6.70%
Principal Repayments, Insurance Note	$ 175	201
Outstanding Balance, Insurance Note		175
2021 Insurance Note [Member]
Schedule of Financing Arrangements for a Portion of Its Insurance Premiums [Line Items]
Amount Financed, Insurance Note	$ 474
Interest Rate, Insurance Note	5.70%
Principal Repayments, Insurance Note		160
Outstanding Balance, Insurance Note